PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Management Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Base salary and directors fees	$ 10	$ 7	$ 8
Short-term performance-related bonus	12	3	9
Post-employment benefits	2	1	1
Share-based payments	$ 7	$ 4	$ 0